Segment Information (Tables)	6 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Non-Current Assets Other than Financial Instruments and Deferred Tax Assets

The total of non-current assets other than financial instruments and deferred tax assets, broken down by location of the assets:

	31 December 2024 $	30 June 2024 $
Geographical information
United States	-	-
Greenland	95,769,243	5,000,000
Austria	50,010,281	50,609,184
	145,779,524	55,609,184

Schedule of Total Revenue, Broken Down by Location	The total revenue, broken down by location of the assets:
	31 December 2024 $	31 December 2023 $
Geographical information
United States	261,613	-
Greenland	-	-
Austria	98,246	540
	359,859	540